CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ₨ in Millions, $ in Millions		INR (₨)		USD ($)	Share capital[member] INR (₨)		Share capital[member] USD ($)	Share premium [member] INR (₨)		Share premium [member] USD ($)	Treasury shares [member] INR (₨)		Treasury shares [member] USD ($)	Share based payments reserve [member] INR (₨)		Share based payments reserve [member] USD ($)	Fair value reserve [Member] INR (₨)	[1]	Fair value reserve [Member] USD ($)	[1]	Foreign currency translation reserve [member] INR (₨)		Foreign currency translation reserve [member] USD ($)	Hedging reserve [member] INR (₨)		Hedging reserve [member] USD ($)	Capital redemption reserve [member] INR (₨)		Capital redemption reserve [member] USD ($)	Special Economic Zone Reinvestment Reserve [Member] INR (₨)		Debenture Redemption Reserve [Member] INR (₨)	[3]	Actuarial gains/ (losses) [member] INR (₨)		Actuarial gains/ (losses) [member] USD ($)	Retained earnings [member] INR (₨)		Retained earnings [member] USD ($)	Other Reserves INR (₨)		Other Reserves USD ($)	Total INR (₨)		Total USD ($)	Non-controlling interests [member] INR (₨)		Non-controlling interests [member] USD ($)	[7]
Beginning Balance at Mar. 31, 2023		₨ 230,991			₨ 833			₨ 9,688			₨ (1,269)			₨ 1,652			₨ (2,425)				₨ 5,733			₨ 284			₨ 173			₨ 886	[2]	₨ 380		₨ (537)			₨ 215,593
Total comprehensive income
Profit for the year		55,684			0			0			0			0			0				0			0			0			0	[2]	0		0			55,684
Net change in fair value of equity instruments, net of tax benefit		(12)			0			0			0			0			(27)				0			0			0			0	[2]	0		0			15	[3]
Foreign currency translation adjustments, net of tax expense		(318)			0			0			0			0			0				(318)			0			0			0	[2]	0		0			0
Effective portion of changes in fair value of cash flow hedges, net of tax expense/(benefit)		(353)			0			0			0			0			0				0			(353)			0			0	[2]	0		0			0
Actuarial gain/(loss) on post - employment benefit obligations, net of tax benefit		(6)			0			0			0			0			0				0			0			0			0	[2]	0		(6)			0
Total comprehensive income / (loss) for the year, net of tax		54,995			0			0			0			0			(27)				(318)			(353)			0			0	[2]	0		(6)			55,699
Transactions with owners of the Company
Issue of equity shares on exercise of options		805			1			1,077			278			(551)			0				0			0			0			0	[2]	0		0			0
Share-based payment expense		407			0			0			0			407			0				0			0			0			0	[2]	0		0			0
Dividend paid		(6,648)	[4]		0	[4]		0	[4]		0	[4]		0	[4]		0	[4]			0	[4]		0	[4]		0	[4]		0	[2],[5]	0	[4]	0	[4]		(6,648)	[4]
Total transactions		(5,436)			1			1,077			278			(144)			0				0			0			0			0	[2]	0		0			(6,648)
Transfer from special economic zone re-investment reserve on utilization		0			0			0			0			0			0				0			0			0			(233)	[2]	0		0			233
Transfer to debenture redemption reserve		0			0			0			0			0			0				0			0			0			0	[2]	(380)		0			380
Total transfers (D)		0			0			0			0			0			0				0			0			0			(233)	[2]	(380)		0			613
Ending Balance at Mar. 31, 2024		280,550			834			10,765			(991)			1,508			(2,452)				5,415			(69)			173			653	[2]	₨ 0		(543)	[3]		265,257			₨ 0	[6]		₨ 280,550			₨ 0	[7]
Total comprehensive income
Profit for the year		57,245			0			0			0			0			0				0			0			0			0				0	[3]		56,544			0	[6]		56,544			701	[7]
Net change in fair value of equity instruments, net of tax benefit		(199)			0			0			0			0			(199)				0			0			0			0				0	[3]		0			0	[6]		(199)			0	[7]
Foreign currency translation adjustments, net of tax expense		1,353			0			0			0			0			0				1,353			0			0			0				0	[3]		0			0	[6]		1,353			0	[7]
Reclassification adjustment upon divestment, net of tax expense		(1,513)	[8]		0	[8]		0	[8]		0	[8]		0	[8]		0	[8]			(1,513)	[8]		0	[8]		0	[8]		0	[8]			0	[8]		0	[8]		0	[6],[8]		(1,513)	[8]		0	[7]
Effective portion of changes in fair value of cash flow hedges, net of tax expense/(benefit)		2,374			0			0			0			0			0				0			2,374			0			0				0	[3]		0			0	[6]		2,374			0	[7]
Actuarial gain/(loss) on post - employment benefit obligations, net of tax benefit		(70)			0			0			0			0			0				0			0			0			0				(70)			0			0	[6]		(70)			0	[7]
Total comprehensive income / (loss) for the year, net of tax		59,190			0			0			0			0			(199)				(160)			2,374			0			0				(70)	[3]		56,544			0	[6]		58,489			701	[7]
Transactions with owners of the Company
Issuance of shares comprising NCI	[7]	7,056			0			0			0			0			0				0			0			0			0				0			0			3,979			3,979			3,077
Issue of equity shares on exercise of options		194			0			368			116			(290)			0				0			0			0			0				0	[3]		0			0	[6]		194			0	[7]
Purchase of treasury shares		(1,389)			0			0			(1,389)			0			0				0			0			0			0				0			0			0	[6]		(1,389)
Share-based payment expense		424			0			0			0			424			0				0			0			0			0				0	[3]		0			0	[6]		424			0	[7]
Dividend paid		(6,662)	[4]		0	[4]		0	[4]		0	[4]		0	[4]		0	[4]			0	[4]		0	[4]		0	[4]		0	[4]			0	[3],[4]		(6,662)	[4]		0	[4]		(6,662)	[4]		0	[7]
Total transactions		(377)			0			368			(1,273)			134			0				0			0			0			0				0	[3]		(6,662)			3,979			(3,454)			3,077	[7]
Adjustment of cash flow hedge gain to purchase consideration		(2,197)	[9]		0	[9]		0	[9]		0	[9]		0	[9]		0	[9]			0	[9]		(2,197)	[9]		0	[9]		0	[9]			0	[9]		0	[9]		0	[6],[9]		(2,197)	[9]		0	[7]
Transfer from special economic zone re-investment reserve on utilization		0			0			0			0			0			0				0			0			0			(653)				0	[3]		653			0	[6]		0			0	[7]
Total transfers (D)		(2,197)			0			0			0			0			0				0			(2,197)			0			₨ 0				0			653			0	[6]		(2,197)			0	[7]
Ending Balance at Mar. 31, 2025		337,166			834			11,133			(2,264)			1,642			(2,651)				5,255			108			173							(613)	[3]		315,793			3,979	[6]		333,388			3,778	[7]
Total comprehensive income
Profit for the year		42,466		$ 452	0			0			0			0			0				0			0			0							0			42,850			0	[6]		42,850			(384)	[7]
Net change in fair value of equity instruments, net of tax benefit		(35)			0			0			0			0			(35)				0			0			0							0			0			0	[6]		(35)			0	[7]
Foreign currency translation adjustments, net of tax expense		7,943			0			0			0			0			0				7,943			0			0							0			0			0	[6]		7,943			0	[7]
Effective portion of changes in fair value of cash flow hedges, net of tax expense/(benefit)		(1,271)			0			0			0			0			0				0			(1,271)			0							0			0			0	[6]		(1,271)			0	[7]
Actuarial gain/(loss) on post - employment benefit obligations, net of tax benefit		123			0			0			0			0			0				0			0			0							123			0			0	[6]		123			0	[7]
Total comprehensive income / (loss) for the year, net of tax		49,226		525	0			0			0			0			(35)				7,943			(1,271)			0							123			42,850			0			49,610			(384)	[7]
Transactions with owners of the Company
Issue of equity shares on exercise of options		397			1			231			449			(284)			0				0			0			0							0			0			0	[6]		397			0	[7]
Share-based payment expense		326			0			0			0			326			0				0			0			0							0			0			0	[6]		326			0	[7]
Dividend paid	[4]	(6,659)			0			0			0			0			0				0			0			0							0			(6,659)			0	[6]		(6,659)			0	[7]
Total transactions		(5,936)			1			231			449			42			0				0			0			0							0			(6,659)			0			(5,936)			0	[7]
Ending Balance at Mar. 31, 2026		₨ 380,457		$ 4,054	₨ 835			₨ 11,364			₨ (1,815)			₨ 1,684			₨ (2,686)				₨ 13,198			₨ (1,163)			₨ 173							₨ (490)			₨ 351,984			₨ 3,979	[6]		₨ 377,063			₨ 3,394	[7]
Transactions with owners of the Company
Convenience translation into U.S.$ (See note 2(d)) | $							$ 9			$ 121			$ (19)			$ 18			$ (29)				$ 141			$ 12			$ 2							$ (5)			$ 3,751			$ 42			$ 4,019			$ 36

[1]	Represents mark to market gain or loss on financial assets classified as fair value through other comprehensive income (“FVTOCI”). Depending on the category and type of the financial asset, the mark to market gain or loss is either reclassified to the income statement or to retained earnings upon disposal of the investment.
[2]	The Company has created a Special Economic Zone (“SEZ”) reinvestment reserve out of profits of its eligible SEZ units in accordance with the terms of Section 10AA(1) of the Indian Income Tax Act, 1961. This reserve was utilized by the Company for acquiring plant and machinery in accordance with Section 10AA(2) of such Act.
[3]	The Company had created a Debenture Redemption Reserve out of profits of its subsidiary Aurigene Pharmaceutical Services Limited that issued debentures in accordance with the terms of Sections 18(7)(iv) and 18(7)(v) AA(1) of the Companies (Share Capital and Debentures) Rules, 2014. During the year ended March 31, 2024, upon redemption of debentures the Company has transferred the balance from the Debenture Redemption Reserve to Retained earnings.
[4]	Excluding dividend paid on treasury shares
[5]	Earnings per share is computed after giving effect to 1:5 forward stock split effective October 28, 2024 for all periods presented. Refer to Note 19 of these consolidated financial statements for further details regarding such stock split.
[6]	Following the acquisition of a non-controlling interest (“NCI”) in the Nutraceuticals subsidiary by Nestle India, the difference between cash consideration received from such NCI and the proportionate share of net assets is recognized in “Other reserves” within equity.
[7]	Represents the 49% ownership stake held by Nestlé India Limited in Dr. Reddy’s and Nestlé Health Science Limited (which the Company sometimes refers to as its “Nutraceuticals subsidiary”). Refer to Note 35.A of these consolidated financial statements for details.
[8]	Includes reclassification of the cumulative amount of foreign exchange gain from foreign currency translation reserve to the income statement upon divestment of foreign operations during the year ended March 31, 2025. Refer to Note 22 of these consolidated financial statements for details.
[9]	Represents the effective portion of the gain on the forward exchange contract executed in connection with the Company’s acquisition of Haleon’s nicotine replacement therapy business. Such forward exchange contract was intended to hedge the foreign currency exposure related to the consideration payable in GBP pursuant to Business Transfer Agreement with Haleon. Upon completion of the transaction, the hedge gains from this forward contract were reclassified from the cash flow hedge reserves and adjusted in the consideration paid. Refer to Note 35.B of these consolidated financial statements for details.